GEOGRAPHIC INFORMATION (Schedule of Revenue by Geographic Location) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues		$ 93,150	$ 122,737	$ 145,600
Europe [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues		39,945	41,773	58,414
Asia And Oceania [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues		20,547	29,888	44,227
Americas [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues		16,542	21,791	19,391
Middle East And Africa [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	[1]	16,116	29,285	23,568
ISRAEL [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues		$ 1	$ 1	$ 1

[1]	As of December 31, 2023, 2022 and 2021, 1% from total revenues represent revenues in Israel